Cost of Revenues, Selling Expenses and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Revenues, Selling Expenses and Administrative Expenses
Schedule of depreciation, amortization and other amortization included in cost of revenues, selling expenses, administrative expenses and discontinued operations

	2025		2024		2023
Cost of revenues	Ps.	14,306,963	Ps.	16,403,197	Ps.	17,938,429
Selling expenses		143,095		160,392		237,581
Administrative expenses		2,711,839		3,994,892		3,353,367
Discontinued operations		—		31,508		361,840
	Ps.	17,161,897	Ps.	20,589,989	Ps.	21,891,217

Schedule of expenses related to IFRS 16 included in cost of revenues, selling expenses and administrative expenses

	2025		2024
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	335,313	Ps.	281,709
Expenses relating to short-term leases and leases of low-value assets		260,958		177,946
Total	Ps.	596,271	Ps.	459,655

Schedule of expenses related to short-term employee benefits, share-based compensation and post-employment benefits and incurred

	2025		2024		2023
Short-term employee benefits	Ps.	12,244,970	Ps.	12,768,333	Ps.	14,066,490
Other short-term employee benefits		762,818		571,359		795,740
Share-based compensation		373,509		488,832		748,500
Post-employment benefits		141,393		135,731		87,657
Discontinued operations		—		2,044,661		1,494,544
	Ps.	13,522,690	Ps.	16,008,916	Ps.	17,192,931